ALLIANZ VARIABLE INSURANCE PRODUCTS

FUND OF FUNDS TRUST

(THE “TRUST”)

The AZL Fusion Funds

AZL FusionSM Conservative Fund

AZL FusionSM Balanced Fund

AZL FusionSM Moderate Fund

AZL FusionSM Growth Fund
______________________________________________________________

The AZL Index Strategy Funds

AZL® Balanced Index Strategy Fund

AZL® Growth Index Strategy Fund
______________________________________________________________

Prospectus Dated May 1, 2011

Allianz Investment Management LLC (the “Manager”)

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (each, a “Contract,” and collectively, the “Contracts”) they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.

Questions?

Call toll free 1-877-833-7113

or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your Contract. Please refer to your Contract prospectus for information regarding the investment options available to you.

AZL® is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

TABLE OF CONTENTS

AZL FusionSM Conservative Fund	3
AZL FusionSM Balanced Fund	6
AZL FusionSM Moderate Fund	9
AZL FusionSM Growth Fund	12
AZL® Balanced Index Stategy Fund	15
AZL® Growth Index Strategy Fund	18

Tax Information	21

Financial Intermediary Compensation	24

More about the Funds	22
Overview	22
The AZLSM Fusion Funds	23
The AZL® Index Strategy Funds	27
Investment Risks	30

Management	52
The Manager	52
Duties of the Manager	52
Management Fees	53
The Administrator	54
The Distributor	54
Payments to Affiliated Insurance Companies	54
Transfer Supported Features of Certain Annuity Contracts	54
Legal Proceedings	55

Shareholder Information	56
Pricing of Fund Shares	56
Purchase and Redemption of Shares	56
Market Timing	57
Dividends, Distributions, and Taxes	57
Portfolio Securities	58

Financial Highlights	59

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                 AZL FusionSM Conservative Fund

AZL FusionSM Conservative Fund

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Acquired Fund Fees and Expenses(1)	0.80%
Total Annual Fund Operating Expenses	1.14%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$116	$362	$628	$1,386

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.80% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                AZL FusionSM Conservative Fund

Under normal market conditions, the Manager will allocate approximately 25% – 45% of the Fund’s assets to equity funds and approximately 55% – 75% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund’s assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 25%-45% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Conservative Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries AZL FusionSM Conservative Fund

(35%) and the Barclays Capital U.S. Aggregate Bond Index (65%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table
Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q3, 2010)	6.75%
Lowest (Q2, 2010)	-2.40%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (10/23/2009)
AZL FusionSM Conservative Fund	10.96%	10.78%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	14.83%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.53%
Conservative Composite Index (reflects no deduction for fees, expenses, or taxes)	9.97%	9.18%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                    AZL FusionSM Balanced Fund

AZL FusionSM Balanced Fund

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.87%
Total Annual Fund Operating Expenses	1.11%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$113	$353	$612	$1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.21% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 40% – 60% of the Fund’s assets to equity funds and approximately 40% – 60% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund’s assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                    AZL FusionSM Balanced Fund

flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                       AZL FusionSM Balanced Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q2, 2009)	12.93%
Lowest (Q4, 2008)	-14.80%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (4/29/2005)
AZL FusionSM Balanced Fund	11.07%	3.67%	4.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.38%
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	11.29%	4.44%	4.87%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                        AZL FusionSM Moderate Fund

AZL FusionSM Moderate Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	0.93%
Total Annual Fund Operating Expenses	1.17%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$119	$372	$644	$1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.68% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 55% – 75% of the Fund’s assets to equity funds and approximately 25% – 45% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund’s assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                     AZL FusionSM Moderate Fund

flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 55%-75% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 25%-45% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (65%) and the Barclays Capital U.S. Aggregate Bond Index (35%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                          AZL FusionSM Moderate Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	14.82%
Lowest (Q4, 2008)	-18.42%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (4/29/2005)
AZL FusionSM Moderate Fund	11.74%	2.78%	4.03%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.38%
Moderate Composite Index (reflects no deduction for fees, expenses, or taxes)	12.53%	3.88%	4.58%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                         AZL FusionSM Growth Fund

AZL FusionSM Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses(1)	1.00%
Total Annual Fund Operating Expenses	1.24%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.12% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of other mutual funds managed by affiliates of the Manager that represent different asset classes in the Fund’s asset allocation. The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Fusion Permitted Underlying Investments. The Fund may also invest directly in equity and debt securities.

Under normal market conditions, the Manager will allocate approximately 70% – 90% of the Fund’s assets to equity funds and approximately 10% – 30% of the Fund’s assets to fixed income funds. These allocations do not include assets that may be invested in affiliated or unaffiliated unregistered investment pools. The Manager may allocate the Fund’s assets outside of the target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class. The Fund’s portfolio management team monitors the Fund’s holdings and cash flow and periodically adjusts the Fund’s asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                        AZL FusionSM Growth Fund

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests in a variety of Fusion Permitted Underlying Investments and is therefore also subject to the risks associated with those investments. With a target allocation of approximately 70%-90% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.

With a target allocation of approximately 10%-30% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking capital appreciation and are willing to accept the higher volatility associated with investing in foreign stocks and bonds

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (80%) and the Barclays Capital U.S. Aggregate Bond Index (20%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                                       AZL FusionSM Growth Fund

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2009)	17.05%
Lowest (Q4, 2008)	-22.98%

Average Annual Total Returns

	One Year Ended December 31, 2010	Five Years Ended December 31, 2010	Since Inception (4/29/2005)
AZL FusionSM Growth Fund	12.90%	1.58%	3.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.63%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.38%
Growth Composite Index (reflects no deduction for fees, expenses, or taxes)	13.68%	3.25%	4.22%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                      AZL® Balanced Index Strategy Fund

AZL® Balanced Index Strategy Fund

Investment Objective

The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.05%
Acquired Fund Fees and Expenses(1)	0.66%
Total Annual Fund Operating Expenses	0.76%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$78	$243	$422	$942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.61% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL International Index Fund

Under normal market conditions, the Fund will allocate 40% – 60% of its assets in the underlying equity index funds and 40% – 60% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                           AZL® Balanced Index Strategy Fund

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 40%-60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 40%-60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (50%) and the Barclays Capital U.S. Aggregate Bond Index (50%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                         AZL® Balanced Index Strategy Fund

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q3, 2010)	7.45%
Lowest (Q2, 2010)	-4.49%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (7/10/2009)
AZL® Balanced Index Strategy Fund	10.50%	17.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	30.12%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.33%
Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)	11.29%	18.17%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                            AZL® Growth Index Strategy Fund

AZL® Growth Index Strategy Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	0.64%
Total Annual Fund Operating Expenses	0.72%
(1)
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.15% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the “Index Strategy Underlying Funds”):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL International Index Fund

Under normal market conditions, the Fund will allocate 65%-85% of its assets in the underlying equity index funds and 15%-35% of its assets in the underlying bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                                                             AZL® Growth Index Strategy Fund

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund’s allocations and any cash held in its portfolio.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, it is also subject to the risks associated with those investments. With a target allocation of approximately 65%-85% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

With a target allocation of approximately 15%-35% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; income risk, which is the chance that falling interest rates may cause the underlying fund’s income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund’s performance.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking income and growth of capital

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad measure of market performance, the S&P 500® Index. The Fund’s performance also is compared to the Barclays Capital U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (75%) and the Barclays Capital U.S. Aggregate Bond Index (25%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries AZL® Growth Index Strategy Fund

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q3, 2010)	10.19%
Lowest (Q2, 2010)	-7.55%

Average Annual Total Returns

	One Year Ended December 31, 2010	Since Inception (7/10/2009)
AZL® Growth Index Strategy Fund	13.42%	22.12%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	30.12%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	6.33%
Growth Composite Index (reflects no deduction for fees, expenses, or taxes)	13.30%	24.11%

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

Since November 12, 2010, Brian Muench has been the Fund’s portfolio manager.  Mr. Muench has been employed by the Manager since 2005, and is the president of the Manager.

For important information about tax information and financial intermediary compensation, please turn to the sections “Tax Information” and “Financial Intermediary Compensation” at page 21 in this prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Fund Summaries                                                 Tax Information and Financial Intermediary Compensation

TAX INFORMATION

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

FINANCIAL INTERMEDIARY COMPENSATION

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary's website for more information.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                                Overview

MORE ABOUT THE FUNDS

Overview

This prospectus provides information about six mutual funds (the “Funds”) that are series of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”). The prospectus summarizes key information about the Funds, including information regarding the investment objectives, strategies and risks and performance and fees for all the Funds. Each Fund’s investment objective can be changed without shareholder approval. Use this information to compare the Funds with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts (the “Contracts”).

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a “fund of funds” and diversifies its assets by investing primarily in the shares of other affiliated underlying mutual funds. The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in both affiliated and unaffiliated unregistered investment pools. Each Fund currently offers one share class.

The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the strategies discussed in this prospectus.

Unless otherwise indicated, any percentage limitation on a Fund’s holdings set forth in the prospectus is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in your Contract prospectus.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                    The AZL FusionSM Funds

                                                              The AZLSM Fusion Funds

•      AZL FusionSM Conservative Fund

•      AZL FusionSM Balanced Fund

•      AZL FusionSM Moderate Fund

•      AZL FusionSM Growth Fund

General

“Fusion” is a branding term that refers to the “fusion” of the Manager’s investment process with research in the form of statistical and factual information. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Wilshire Associates Incorporated (“Wilshire”). Wilshire serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Funds’ asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Wilshire does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Funds’ portfolios are managed by and investment decisions are made by the Manager.

The terms “Conservative,” “Balanced,” “Moderate,” and “Growth” are commonly used terms describing the risk profile and equity allocation of each Fund. The Funds are distinguished primarily on the basis of relative equity/fixed income allocations rather than orientation toward different asset classes.

Each of the AZL Fusion Funds is designed to provide an asset allocation option corresponding to different investment objectives:

The AZL Fusion Conservative Fund generally invests a higher proportion of its assets in fixed income funds than the other AZL Fusion Funds. The Manager believes this allocation is appropriate for investors with well below average risk tolerance and a shorter long-term time horizon.

The AZL Fusion Balanced Fund generally invests a higher proportion of its assets in fixed income funds than the other AZL Fusion Funds, other than the AZL Fusion Conservative Fund. The Manager believes this allocation is appropriate for investors with below average risk tolerance and a shorter long-term time horizon.

The AZL Fusion Moderate Fund generally invests a higher proportion of its assets in equity funds than the AZL Fusion Conservative Fund or the AZL Fusion Balanced Fund, but invests a higher proportion of its assets in fixed income funds than the AZL Fusion Growth Fund or the AZL Fusion Edge Fund. The Manager believes this allocation is appropriate for investors with moderate risk tolerance and a mid- to longer-term time horizon.

The AZL Fusion Growth Fund generally invests a higher proportion of its assets in equity funds than the other AZL Fusion Funds, other than the AZL Fusion Edge Fund. The Manager believes this allocation is appropriate for investors with above average risk tolerance and a longer-term time horizon.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Investment Strategies

The Manager’s principal investment strategies for the AZL Fusion Funds may also include:

(1)
Utilizing a strategic asset allocation model, developed from information provided by Wilshire, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund’s investment objective.

(2)	Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                       The AZL FusionSM Funds

(3)
Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund’s investment performance, either directly or through unregistered investment pools.

(4)	Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund’s asset allocation consistent with each Fund’s investment objective.

The asset allocation and volatility targets in each Fund’s investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocation and volatility targets for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled “Management – The Manager” below for further information regarding the Manager’s affiliation with certain Fusion Underlying Funds.

In addition to investing in the Fusion Underlying Funds, the Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Fusion Underlying Funds use conventional security selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes investments in broad market segments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance the risk/return profile. The overall strategy uses derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager or unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. If the tactical asset allocation overlay strategy is utilized, generally up to 5% of the net assets of each of the Funds will be allocated to the strategy. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

The AZL Fusion Conservative Fund, AZL Fusion Balanced Fund, AZL Fusion Moderate Fund, and AZL Fusion Growth Fund may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The AZL Fusion Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds’ investment performance and may limit the Funds’ ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, any of the Funds may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Information About the Fusion Permitted Underlying Investments

The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                   The AZL FusionSM Funds

Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as “junk bonds”), Intermediate-Term Bonds, and Cash Equivalent. Each Fund may, but is not limited to, investing in Fusion Underlying Funds in any of these asset classes. Under applicable regulations, the Funds are also permitted to invest directly in equity and debt securities and derivatives. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team’s judgment.

Asset Classes	Fusion Underlying Funds
Small Cap (Equity)
Seeks maximum capital appreciation, primarily by investing in small capitalization companies, generally less than $3 billion market value. Investments in these types of companies include considerable risk and volatility.
AZL Allianz AGIC Opportunity Fund AZL Columbia Small Cap Value Fund AZL Franklin Small Cap Value Fund AZL Small Cap Stock Index Fund AZL Turner Quantitative Small Cap Growth Fund
Mid Cap (Equity)
Seeks growth by investing in mid-capitalization companies, generally between $1.5 billion and $10 billion in market value. Investments in these types of companies include a considerable amount of risk.
AZL Columbia Mid Cap Value Fund AZL Mid Cap Index Fund AZL Morgan Stanley Mid Cap Growth Fund
Large Growth (Equity)
Seeks growth by investing in large capitalization companies, generally in excess of $10 billion in market value. Growth investing generally seeks companies that are growing earnings and sales more quickly than their peers.
AZL BlackRock Capital Appreciation Fund AZL Dreyfus Equity Growth Fund AZL Russell 1000 Growth Index Fund
Large Blend (Equity)
Seeks to invest in established companies with solid earnings prospects and market liquidity. These investments generally invest in growth and value stocks or stocks with growth and value characteristics, offering diversification across market sectors)
AZL JPMorgan U.S. Equity Fund AZL MFS Investors Trust Fund AZL S&P 500 Index Fund
Large Value (Equity)
Seeks growth through large capitalization stocks with lower than average price, as measured by either price-to-book or price-to-earnings ratios. Value investing generally seeks companies that are considered to be undervalued and have the potential for capital appreciation.
AZL Davis New York Venture Fund AZL Eaton Vance Large Cap Value Fund AZL Invesco Growth and Income Fund AZL Russell 1000 Value Index Fund
International Equity (Equity)
Invests in assets of companies around the world, including emerging markets. Because of fluctuations in value of various currencies and the political and economic uncertainties of foreign countries, international investments involve greater levels of risk and volatility.
AZL Invesco International Equity Fund AZL International Index Fund AZL JPMorgan International Opportunities Fund AZL NFJ International Value Fund

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                     The AZL FusionSM Funds

Specialty (Equity and Fixed Income) Focus on specific market sectors. Sector investing can pay potentially significant returns, but involves significant risks as well.
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL Morgan Stanley Global Real Estate Fund
AZL Schroder Emerging Markets Equity Fund
PIMCO VIT CommodityRealReturn™ Strategy Portfolio
PIMCO VIT Unconstrained Bond Portfolio

High-Yield Bonds (Fixed Income)
Seek total return by investing in bonds with low credit ratings. Because of the risky nature of high-yield bonds, high-yield investments have greater volatility than the average bond investment.
PIMCO VIT High Yield Portfolio
Intermediate-Term Bonds (Fixed Income)
Typically invest at least 70% of their assets in a mixture of corporate and government bonds with primary focus on intermediate-term bonds. These bonds have an average duration from 3.5 to 6 years or an average effective maturity from 4 to 10 years.

AZL Enhanced Bond Index Fund
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Emerging Markets Bond Portfolio

Cash Equivalent (Fixed Income)
Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.
AZL Money Market Fund

Asset Classes	Other Fusion Permitted Underlying Investments
Tactical Overlay (Alternative Investments and Derivatives)	Affiliated and unaffiliated unregistered investment pools
Other Mutual Funds (Equity and/or Fixed Income)	Unaffiliated mutual funds

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                        The AZL® Index Strategy Funds

The AZL® Index Strategy Funds

AZL® Balanced Index Strategy Fund

AZL® Growth Index Strategy Fund

Investment Strategies

The Manager’s principal investment strategies for the AZL Index Strategy Funds may also include the following:

The AZL Index Strategy Funds also may allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest, either directly or through the Index Strategy Underlying Funds, in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds’ investment performance and may limit the Funds’ ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, any of the Funds may invest up to 100% of net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If a Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Information About the Index Strategy Underlying Funds

The following briefly describes the investment goals and strategies of the Index Strategy Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders.

AZL Enhanced Bond Index Fund

The AZL Enhanced Bond Index Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Aggregate Index”). The fund generally invests in a combination of corporate and asset-back securities in an amount that is within 40% of the weightings in the Barclays Aggregate Index, in government securities in an amount that is within 30% of the weightings in the Index, and in mortgage securities in an amount that is within 30% of the weightings in the Index. Eligible investments for the fund include U.S. Treasury and agency securities; agency and non-agency mortgage-backed securities back by loans secured by residential, multifamily, and commercial properties; obligations of U.S. and foreign corporations; obligations of foreign governments and supranational entities; asset-backed securities; municipal bonds, both taxable and tax-exempt; preferred stock; and cash equivalent securities. Securities must be rated investment grade or better at the time of purchase; money market instruments must be rated A-1 and P-1 or better at the time of purchase. The fund will have a targeted duration within a band of ±10% around the duration of the Barclays Aggregate Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the fund’s assets may be invested in the securities of a single issuer. The fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The fund is subadvised by BlackRock Financial Management, LLC.

AZL S&P 500 Index Fund

The investment objective of the AZL S&P 500 Index Fund is to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500®). The fund normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index. The fund attempts to have a correlation between its performance and that of the S&P 500®

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                          The AZL® Index Strategy Funds

Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500® is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Standard & Poor’s adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL Mid Cap Index Fund

The investment objective of the AZL Mid Cap Index Fund is to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the index, primarily futures contracts. The S&P 400 Index is a market-weighted index composed of 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor’s based on a number of factors, including industry representation, market value, economic sector, and operating/financial condition. As of December 31, 2010, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion. The fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings that the securities have in the index. The fund’s subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

AZL Small Cap Stock Index Fund

The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor’s (S&P) SmallCap 600 Index®. The fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index® and in futures whose performance is related to the index, rather than attempting to replicate the index. The subadviser attempts to have a correlation between the fund’s performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The fund’s subadviser selects investments using a “sampling” process based on market capitalization, industry representation, and other means. Using this sampling process, the fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index®. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index® is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P® adjusts each company’s stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. “Standard & Poor’s®,” “S&P®,” and “Standard & Poor’s SmallCap 600 Index®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by BlackRock Investment Management, LLC.

AZL International Index Fund

The investment objective of the AZL International Index Fund is to match the performance of the Morgan Stanly Capital International Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                         The AZL® Index Strategy Funds

Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily futures contracts. The MSCI EAFE Index is a market-weighted index composed primarily of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the index. The fund does not necessarily invest in all of the securities in the index or in the same weightings that the securities have in the index. The fund’s subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Investment Risks

All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. In addition, separate from possible investments in derivatives by the Funds’ various underlying funds, all of the Funds are permitted to invest in derivatives or in investment pools that invest in derivatives. The risks listed below are generally applicable to all the Funds.

Allocation Risk
•All of the Funds
The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various underlying investments, the Fund’s allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives.  For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each underlying investment is subject to different levels and combinations of risk, depending on the Fund’s exact asset allocation.

Derivatives Risk
•All of the Funds
The Funds may invest directly or through affiliated or unaffiliated unregistered investment pools in derivative instruments such as futures, options, and options on futures.  A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

The various underlying funds in which the Funds may invest present varying degrees of investment risk based upon their own investment objectives and strategies. A Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

The risks listed below are generally applicable to the underlying funds identified under the heading for each risk. Risks which are principal risks of a fund of the FOF Trust also are identified. However, any of the underlying funds may be exposed to any of the risks listed below if they invest in securities or other assets that entail a risk or multiple risks associated with that asset class.

Call Risk (also known as Prepayment Risk)
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds A principal risk of the following underlying funds: •AZL Enhanced Bond Index Fund • AZL Invesco Equity and Income Fund
If interest rates fall, it is possible that issuers of callable securities held by the underlying fund will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying fund in securities bearing the new, lower interest rates, resulting in a possible decline in the underlying fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.

Capitalization Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund

•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

To the extent the underlying fund invests significantly in small or mid-capitalization companies, it may have capitalization risk. These companies may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and less liquid securities than large capitalization companies. These securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the price of smaller companies’ securities and the underlying fund’s ability to sell them when the portfolio manager deems it appropriate. These companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. The value of some of the underlying fund’s investments will rise and fall based on investor perception rather than economic factors.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Commodity Risk
A principal risk of the following underlying fund: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio
The portfolio’s investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or agricultural products. As a result, the portfolio may be more susceptible to risks associated with those sectors.

Convertible Securities Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco International Equity Fund
•AZL MFS Investors Trust Fund
•AZL Schroder Emerging Markets Equity Fund

The values of the convertible securities in which the underlying fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the underlying fund.

Correlation Risk
A principal risk of the following underlying fund: •AZL Gateway Fund	The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the Fund’s equity portfolio does not correlate to the index underlying its option positions.

Country/ Regional Risk
A principal risk of the following underlying funds: •AZL International Index Fund •AZL JPMorgan International Opportunities Fund
Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country’s or a region’s securities markets. Because the underlying fund may invest a large portion of its assets in securities of companies located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Credit Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Enhanced Bond Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund

Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely manner, reducing the fund’s return. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security and of the fund’s shares.

A principal risk of the following underlying funds:
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

The underlying fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those underlying funds that are permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

A principal risk of the following underlying fund: •AZL Money Market Fund
Although credit risk is low because the underlying fund invests only in high quality obligations, if an issuer fails to pay interest or repay principal, the value of the underlying fund’s assets could decline.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                   Investment Risks

Currency Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL Morgan Stanley Global Real Estate Fund
•     AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•     PIMCO VIT Total Return Portfolio

Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the underlying fund’s investments with exposure to foreign currency fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

Derivatives Risk
A principal risk of the AZL Fusion Edge Fund.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Columbia Small Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Mid Cap Index Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Russell 1000 Growth Index Fund
•AZL Russell 1000 Value Index Fund
•AZL S&P 500 Index Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Small Cap Stock Index Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

The fund may invest in derivatives. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, any fund that invests derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument (for example, forward contracts and futures that are required to “cash settle”) are not covered through ownership of the underlying security, financial instrument, or currency. For more information, see “Additional Information on Portfolio Instruments and Investment Policies – Derivative Instruments” in the underlying funds’ Statement of Additional Information.

Dividend Risk
A principal risk of the following underlying funds: •AZL Dreyfus Equity Growth Fund •AZL Eaton Vance Large Cap Value Fund
There is no guarantee that the issuers of the stocks held by the underlying fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                Investment Risks

Emerging Markets Risk
A principal risk of the following underlying funds:
•AZL Davis NY Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Oppurtunity Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

In addition to the risks described under “Foreign Risk,” issuers in emerging markets may present greater risk than investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the underlying fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

A principal risk of the following underlying fund: •AZL Schroder Emerging Markets Equity Fund
Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions of withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

A principal risk of the following underlying funds: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio •PIMCO VIT Total Return Portfolio
Foreign investment risk may be particularly high to the extent that the underlying fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Equity Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

ETF and Investment Company Risk
A principal risk of the following underlying funds: •AZL JPMorgan U.S. Equity Fund •AZL Schroder Emerging Markets Equity Fund
The underlying fund may invest in shares of closed-end investment companies (including single country funds) and ETFs. Investing in another investment company exposes the underlying fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Extension Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds. A principal risk of the following underlying fund: •AZL Enhanced Bond Index Fund	When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated, causing the value of the securities to fall.

Focused Investment Risk
A principal risk of the following underlying fund: •AZL NFJ International Value Fund
Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political, or regulatory occurrence may have a greater impact on the fund’s net asset value. Some of those issuers also may present substantial credit or other risks. The fund may from time to time have greater risk if it invests a substantial portion of its assets in companies in related industries, such as technology or financial and business services, that may share common characteristics and are often subject to similar business risks and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market, political, or other developments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                    Investment Risks

Foreign Risk
A principal risk of the AZL Index Strategy Funds.
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Columbia Mid Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL Franklin Small Cap Value Fund
•AZL International Index Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

Because the fund invests in securities of foreign issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country, including the risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the fund’s performance to fluctuate more than if it held only U.S. securities.

A principal risk of the following underlying fund: •AZL Money Market Fund
The underlying fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Growth Stocks Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Dreyfus Equity Growth Fund
•AZL Invesco International Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL Russell 1000 Growth Index Fund
•AZL Turner Quantitative Small Cap Growth Fund

The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Headline Risk
A principal risk of the following underlying fund: •AZL Davis NY Venture Fund
The subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s annual report may disclose a weakness in internal controls, investors may question the company’s published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While the subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover.

High Yield Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                          Investment Risks

Income Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds. A principal risk of the following underlying funds: •AZL Invesco Equity and Income Fund •AZL Money Market Fund	Income risk is the chance that falling interest rates will cause the underlying fund’s income to decline. Income risk is generally higher for short-term bonds.
Index Fund Risk
A principal risk of the AZL Index Strategy Funds.
A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL International Index Fund
•AZL Mid Cap Index Fund
•AZL Russell 1000 Growth Index Fund
•AZL Russell 1000 Value Index Fund
•AZL S&P 500 Index Fund
•AZL Small Cap Stock Index Fund

The underlying fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of the underlying fund and the performance of the index may be affected by the underlying fund’s expenses, changes in securities markets, changes in the composition of the index, and the timing of purchases and redemptions of underlying fund shares.

Industry Sector Risk
A principal risk of the following underlying fund: •AZL Allianz AGIC Opportunity Fund
The value of the underlying fund’s shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the underlying fund’s share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

A principal risk of the following underlying funds: •AZL Davis NY Venture Fund •AZL Franklin Small Cap Value Fund •AZL Invesco Equity and Income Fund
At times, the underlying fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the underlying fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company’s profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

A principal risk of the following underlying funds: •AZL Columbia Small Cap Value Fund •AZL Dreyfus Equity Growth Fund
At times, the underlying fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the underlying fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

A principal risk of the following underlying fund: •AZL Money Market Fund
Because of its concentration in the financial services industry, the underlying fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                 Investment Risks

Initial Public Offerings Risk
A principal risk of the following underlying funds: •AZL Allianz AGIC Opportunity Fund •AZL Schroder Emerging Markets Equity Fund •AZL Turner Quantitative Small Cap Growth Fund
The underlying fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. There may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

Interest Rate Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds.
A principal risk of the following underlying funds:
•AZL BlackRock Capital Appreciation Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Enhanced Bond Index Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund

Interest rate risk is the chance that the value of the bonds the fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

A principal risk of the following underlying fund: •AZL Money Market Fund
This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected rate of inflation, will affect the value of the underlying fund’s investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the underlying fund’s investments to decline.

A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL Franklin Templeton Founding Strategy Plus Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

As nominal interest rates rise, the value of fixed income securities held by an underlying fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Issuer Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds. A principal risk of the all of the underlying funds.
The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s products or services.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

Issuer Non-Diversification Risk
A principal risk of the following underlying fund: •PIMCO VIT Global Advantage Strategy Bond Portfolio
The risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “nondiversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk
A principal risk of the following underlying funds:
•AZL BlackRock Capital Appreciation Fund
•AZL Enhanced Bond Index Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the underlying fund will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The use of leverage may cause an underlying fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities.

Liquidity Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Enhanced Bond Index Fund
•AZL Franklin Small Cap Value Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Total Return Portfolio

Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the underlying fund because it may be unable to sell the illiquid securities at an advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign securities, derivatives, companies with small market capitalization or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

A principal risk of the following underlying fund: •AZL Money Market Fund
The underlying fund may purchase variable and floating rate instruments. The absence of an active market for these securities could make it difficult for the underlying fund to dispose of them if the issuer defaults.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                    Investment Risks

Management Risk
A principal risk of the following underlying funds: •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Unconstrained Bond Portfolio
The risk that the investment techniques and risk analyses applied by the fund will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the fund and the individual portfolio manager in connection with managing the fund. There is no guarantee that the investment objective of the fund will be achieved.

Market Risk
A principal risk of the AZL Fusion Funds and the AZL Index Strategy Funds. A principal risk of all of the underlying funds.
The market price of securities owned by the underlying fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the underlying fund’s portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those underlying funds that invest in stocks of foreign companies, the value of the underlying fund’s portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                Investment Risks

Mortgage-Related and Other Asset-Backed Risk
A principal risk of the following underlying funds:
•AZL Enhanced Bond Index Fund
•AZL Invesco Equity and Income Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Global Advantage Strategy Bond Portfolio
•PIMCO VIT Total Return Portfolio
•PIMCO VIT Unconstrained Bond Portfolio

The underlying fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an underlying fund because the underlying fund will have to reinvest that money at the lower prevailing interest rates. If an underlying fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the underlying fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the underlying fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

Options Risk
A principal risk of the following underlying fund: •AZL Gateway Fund
The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index. Writing index call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline.

Portfolio Turnover
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund

The underlying fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results in higher transaction costs and can adversely affect the underlying fund’s performance.

Repurchase Agreements and Purchase and Sale Contracts Risks
•AZL Enhanced Bond Index Fund •AZL Money Market Fund
If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                            Investment Risks

Real Estate Investments Risk
A principal risk of the following underlying funds:
•AZL Columbia Mid Cap Value Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL JPMorgan U.S. Equity Fund
•AZL Morgan Stanley Mid Cap Growth Fund

The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management and property management which can be affected by many factors, including national and regional economic conditions.

A principal risk of the following underlying fund: •AZL Morgan Stanley Global Real Estate Fund
Because of the underlying fund’s policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the underlying fund indirectly bears the management expenses of these companies along with the direct expenses of the underlying fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

Security Quality Risk (also known as “High Yield Risk”)
A principal risk of the following underlying funds: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio •PIMCO VIT Total Return Portfolio
The underlying fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the underlying fund may lose the value of its entire investment.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                   Investment Risks

Selection Risk
A principal risk of the following underlying funds:
•AZL Allianz AGIC Opportunity Fund
•AZL BlackRock Capital Appreciation Fund
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Dreyfus Equity Growth Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL Invesco Growth and Income Fund
•AZL Invesco International Equity Fund
•AZL JPMorgan International Opportunities Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL Morgan Stanley Global Real Estate Fund
•AZL Morgan Stanley Mid Cap Growth Fund
•AZL NFJ International Value Fund
•AZL Schroder Emerging Markets Equity Fund
•AZL Turner Quantitative Small Cap Growth Fund
•PIMCO VIT CommodityRealReturn™  Strategy Portfolio
•PIMCO VIT Total Return Portfolio

The underlying fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the underlying fund’s assets. However, there can be no guarantee they will produce the desired results and poor security selection may cause the underlying fund to underperform its benchmark index or other funds with similar investment objectives.

Short Sale Risk
A principal risk of the following underlying funds: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio •PIMCO VIT Global Advantage Strategy Bond Portfolio •PIMCO VIT Total Return Portfolio
Short sales are subject to special risks. A short sale involves the sale by the underlying fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. Certain of the underlying funds may also enter into short derivatives positions through futures contracts or swap agreements. If the price of the security or derivative has increased during this time, then the underlying fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially resulting in the loss of more money than the actual cost of the investment. Short sales “against the box” give up the opportunity for capital appreciation in the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                  Investment Risks

Subsidiary Risk
A principal risk of the following underlying fund: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio
By investing in a wholly-owned subsidiary, the portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investment held by the subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and is generally not subject to all the investor protections of the 1940 Act. In additional, changes in the laws of the United States and/or the Cayman Islands, under whose laws the subsidiary is organized, could result in the inability of the portfolio and/or the subsidiary to operate as planned and could adversely affect the portfolio.

Tax Risk
A principal risk of the following underlying fund: •PIMCO VIT CommodityRealReturn™ Strategy Portfolio
The portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreement, commodity options, futures, and option of futures. The portfolio may also gain exposure indirectly to commodity markets by investing in a wholly-owned subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the portfolio must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the portfolio in which the IRS specifically concluded that income derived from the portfolio’s investment in its subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its subsidiary. The use of commodity index-linked notes and investments in the subsidiary involve specific risks.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

More About the Funds                                                                                                                     Investment Risks

Value Stocks Risk
A principal risk of the following underlying funds:
•AZL Columbia Mid Cap Value Fund
•AZL Columbia Small Cap Value Fund
•AZL Davis NY Venture Fund
•AZL Eaton Vance Large Cap Value Fund
•AZL Franklin Small Cap Value Fund
•AZL Invesco Equity and Income Fund
•AZL JPMorgan U.S. Equity Fund
•AZL MFS Investors Trust Fund
•AZL NFJ International Value Fund
•AZL Russell 1000 Value Index Fund

The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing market or economic conditions.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Management

MANAGEMENT

The Manager

Allianz Investment Management LLC serves as the Manager for the Funds. The Manager’s address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.

The Manager performs an analysis of possible investments for the AZL Fusion Funds and selects the Fusion Permitted Underlying Investments. The Manager is assisted in this process by Wilshire Associates Incorporated (“Wilshire”), which serves as consultant to the Manager pursuant to an agreement between the Manager and Wilshire. For the AZL Fusion Funds and the AZL Index Strategy Funds, the Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2010, the Manager had aggregate assets under management of $8.68 billion.

Since November 12, 2010, Brian Muench is the portfolio manager of the Funds. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998.  Mr. Muench served as vice president of the Manager from 2005 until he was elected president in 2010. Mr. Muench is also a vice president of Allianz Life Insurance Company of North America. Previously, Mr. Muench held positions with The Principal Financial Group.

The Manager manages unregistered investment pools in which the Funds may invest. Currently, the Manager’s only clients are the Trust, the Allianz Variable Insurance Products Trust, the unregistered investment pools, and certain affiliated entities.

The Manager has signed subadvisory agreements or portfolio management agreements (“Subadvisory Agreements”) with various subadvisers, some of which are affiliates of the Manager, for the underlying funds. The subadvisers manage the portfolio securities of the underlying funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the subadvisers for their services as provided in the Subadvisory Agreements.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager determines which funds should be underlying funds, and determines allocations to underlying funds, all subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust. A discussion of the Board of Trustees’ basis for approving the Funds’ Investment Management Agreement with the Manager is available in the Annual Reports for the Funds for the year ended December 31, 2010.

The Manager is a subsidiary of Allianz SE, one of the world’s largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2010, Allianz SE had third-party assets under management of $2.04 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.

Duties of the Manager

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, and advises on the Funds’ investment policies. The Manager is also responsible for selecting underlying funds, the allocation of assets to each underlying fund, and the allocation of the Funds’ assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the subadvisers of the underlying funds, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers.

The Manager is paid a fee by the Funds for its services, as set forth below.

Each of the Funds, the underlying funds of the VIP Trust, and the Manager under an order received from the Securities and Exchange Commission (“SEC”) on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a “Manager of Managers” structure. For any Fund that is relying on the order, the Manager may:

•	hire one or more subadvisers;

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Management

•	change subadvisers; and

•	reallocate management fees between itself and subadvisers.

Under a Manager of Managers structure, the Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination, and replacement. No Fund of the FOF Trust currently relies on this order, and no Fund will rely on the order until it receives approval from:

•	its shareholders; or

•
the Fund’s sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

Management Fees

    Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2010 at the annual rate shown on the following table, before and after fee waivers:

	Percentage of Average Net Assets for the Period Ended 12/31/10 Before Fee Waivers	Percentage of Average Net Assets for the Period Ended 12/31/10 After Fee Waivers
AZL Balanced Index Strategy Fund	0.05%	0.05%
AZL Fusion Balanced Fund	0.20%	0.15%
AZL Fusion Conservative Fund	0.20%	0.12%
AZL Fusion Moderate Fund	0.20%	0.15%
AZL Fusion Growth Fund	0.20%	0.15%
AZL Growth Index Strategy	0.05%	0.05%

The Manager, not any Fund, pays a consultant fee to Wilshire.

The Manager and the Funds have entered into a written agreement limiting operating expenses (excluding certain Fund expenses including, but not limited to, Acquired Fund Fees and Expenses, and any taxes, interest, brokerage fees or extraordinary expenses) to 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other four AZL Fusion Funds, and 0.20% for the AZL Index Strategy Funds through April 30, 2012. Each Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of expenses previously paid by the Manager pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund’s ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to the Manager, the amount of the reimbursements will be reflected in the financial statements in the Fund’s shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

Each Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the underlying funds. These services include the asset allocation and monitoring functions provided by the Manager.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the Contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the underlying fund. Such 12b-1 fees or service fees generally are paid by shareholders of the underlying funds, including the Funds, and have the effect of increasing the expenses incurred by the Funds. The Manager may invest in an underlying fund with a 12b-1 fee or a service fee in circumstances where an identical fund without such fees, or with lower fees, may be available.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Management

The underlying funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not pay 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.

Investment advisers to the underlying funds, or their affiliates, also may pay the insurance companies offering the Contracts through which the Funds are sold a service fee for servicing customer accounts. For further information regarding these fees, please see your Contract prospectus.

The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.

The Administrator

Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds’ administrator, transfer agent, and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. Citi also acts as administrator of the funds that are series of the Allianz Variable Insurance Products Trust (the “VIP Trust”). The VIP Trust is affiliated with the Funds.

The Distributor

Allianz Life Financial Services, LLC (“ALFS”), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds’ distributor. ALFS is affiliated with the Manager. ALFS also acts as distributor of the VIP Trust, which is affiliated with the Funds.

Payments to Affiliated Insurance Companies

Currently, the Funds are available as underlying investment options for certain Contracts offered by Allianz Life Insurance Company of North America and its affiliates (the “Affiliated Insurance Companies”), which are also affiliates of the Manager. In addition to the Funds, the Contracts include other funds for which the Manager is not the investment manager (the “Nonproprietary Funds”). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Contracts. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Contracts. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Contracts.

Other Administrative Services

The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds that are available under the Contracts. The Affiliated Insurance Companies may receive payment for these services.

Transfer Supported Features of Certain Annuity Contracts

The Funds may be offered under certain Contracts that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the “Transfer Supported Features”). If the Transfer Supported Features are available to you, they are described in the prospectus for your Contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. During periods of market volatility, brokerage fees resulting from such transfers could increase substantially. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Management

Legal Proceedings

The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.

For information about legal proceedings of the underlying funds of the VIP Trust, please see the prospectus for the funds of the VIP Trust. To request a copy of the prospectus, see the back cover of this prospectus or contact us at 1-877-833-7113.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Shareholder Information

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each Fund share is based on its net asset value (“NAV”). The NAV is the current value of a share in a mutual fund. It is the Fund’s assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The assets of each Fund consist primarily of shares of underlying funds and may also include other securities, including interests in unregistered investment pools and unaffiliated mutual funds. Shares of underlying funds, interests in unregistered investment pools, and shares of unaffiliated mutual funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

The securities, other than short-term debt securities, held by a Fund’s underlying funds or other underlying investments (collectively, the “Permitted Underlying Investment”) are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the underlying funds or unaffiliated mutual funds, or in the case of an affiliated or unaffiliated unregistered investment pool, the pool’s trustee. The effect of using fair value pricing is that a Fund’s NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, (2) the directors or trustees of the underlying funds or unaffiliated mutual funds, or their respective designees, or (3) the trustee of an affiliated or unaffiliated unregistered investment pool, instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment’s NAV is not calculated. In such cases, the NAV of an Underlying Investment, or a Fund, through an Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the underlying funds and the unaffiliated mutual funds in which a Fund may have invested.

Options purchased and held by the Funds or by a Permitted Underlying Investment generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of trading on the principal exchange. The close of trading for some options exchanges may occur later than the 4:00 p.m. closing of the NYSE, but is not expected to occur later than 4:15 p.m. Eastern Time. This means that a Fund holding options may not determine its NAV until 4:15 p.m. Eastern Time. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Funds’ Trustees.

Purchase and Redemption of Shares

Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company’s variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the “Market Timing” section below, and the market timing policy of the separate accounts of participating insurance companies.  Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Shareholder Information

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

Market Timing

The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund’s share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as “time-zone arbitrage.” Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund’s performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund’s transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

As required by SEC rules, the Funds have entered into agreements with their financial intermediaries, including the affiliated insurance companies, whereby the Funds or their agents may require the financial intermediaries to provide individual account level information about you and your trading activities in the Funds. If the Funds detect market timing activities either at the omnibus or individual account level, the Funds may require the financial intermediaries to take actions to curtail the activity, which may include restricting your trading activity in the Funds.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

Dividends, Distributions, and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Shareholder Information

each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.

Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.

Portfolio Securities

A description of the Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Fusion Conservative Fund*
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		October 23, 2009 to
	December 31, 2010		December 31, 2009	(a)

Net Asset Value, Beginning of Period	$10.08		$10.00
Investment Activities:
Net Investment Income/(Loss)	0.13		0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.97		0.16
Total from Investment Activities	1.10		0.18
Dividends to Shareholders From:
Net Investment Income	—	(b)	(0.10)
Net Realized Gains	—	(b)	—
Total Dividends	—	(b)	(0.10)
Net Asset Value, End of Period	$11.18		$10.08
Total Return(c)(d)	10.96%		1.81%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$89,707		$5,998
Net Investment Income/(Loss)(e)	2.04%		2.36%
Expenses Before Reductions(e)(f)	0.34%		2.56%
Expenses Net of Reductions(e)	0.26%		0.35%
Portfolio Turnover Rate(d)	33.80%		52.84%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Fusion Balanced Fund*
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$10.10	$8.35	$12.16	$11.65	$10.73
Investment Activities:
Net Investment Income/(Loss)	0.10	0.12	0.20	0.24	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	1.00	2.09	(3.43)	0.58	0.85
Total from Investment Activities	1.10	2.21	(3.23)	0.82	1.01
Dividends to Shareholders From:
Net Investment Income	(0.28)	(0.18)	(0.25)	(0.16)	(0.03)
Net Realized Gains	—	(0.28)	(0.33)	(0.15)	(0.06)
Total Dividends	(0.28)	(0.46)	(0.58)	(0.31)	(0.09)
Net Asset Value, End of Period	$10.92	$10.10	$8.35	$12.16	$11.65
Total Return(a)	11.07%	26.71%	(27.44)%	7.11%	9.49%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$818,193	$583,489	$299,155	$368,394	$274,945
Net Investment Income/(Loss)	1.75%	2.65%	2.37%	2.49%	2.18%
Expenses Before Reductions(b)	0.24%	0.25%	0.25%	0.26%	0.30%
Expenses Net of Reductions	0.19%	0.20%	0.25%	0.26%	0.30%
Portfolio Turnover Rate	34.21%	36.81%	61.54%	32.61%	44.38%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Fusion Moderate Fund*
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$9.63	$7.75	$12.45	$11.98	$10.91
Investment Activities:
Net Investment Income/(Loss)	0.05	0.06	0.23	0.20	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	1.07	2.20	(4.13)	0.58	1.04
Total from Investment Activities	1.12	2.26	(3.90)	0.78	1.16
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.17)	(0.24)	(0.12)	(0.02)
Net Realized Gains	—	(0.21)	(0.56)	(0.19)	(0.07)
Total Dividends	(0.17)	(0.38)	(0.80)	(0.31)	(0.09)
Net Asset Value, End of Period	$10.58	$9.63	$7.75	$12.45	$11.98
Total Return(a)	11.74%	29.42%	(32.76)%	6.54%	10.71%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$1,545,100	$935,729	$438,317	$830,702	$648,711
Net Investment Income/(Loss)	1.47%	2.07%	1.79%	1.82%	1.50%
Expenses Before Reductions(b)	0.24%	0.25%	0.25%	0.25%	0.27%
Expenses Net of Reductions	0.19%	0.20%	0.24%	0.25%	0.27%
Portfolio Turnover Rate	31.68%	37.56%	55.14%	31.35%	23.53%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Fusion Growth Fund*
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2010	December 31, 2009	December 31, 2008	December 31, 2007	December 31, 2006

Net Asset Value, Beginning of Period	$9.15	$7.36	$12.94	$12.49	$11.21
Investment Activities:
Net Investment Income/(Loss)	0.12	0.11	0.12	0.12	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	1.05	2.20	(4.94)	0.60	1.29
Total from Investment Activities	1.17	2.31	(4.82)	0.72	1.35
Dividends to Shareholders From:
Net Investment Income	(0.17)	(0.18)	(0.16)	(0.06)	(0.01)
Net Realized Gains	—	(0.34)	(0.60)	(0.21)	(0.06)
Total Dividends	(0.17)	(0.52)	(0.76)	(0.27)	(0.07)
Net Asset Value, End of Period	$10.15	$9.15	$7.36	$12.94	$12.49
Total Return(a)	12.90%	31.84%	(38.77)%	5.75%	12.20%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$864,986	$825,266	$632,430	$1,127,353	$900,439
Net Investment Income/(Loss)	1.16%	1.39%	1.15%	1.10%	0.81%
Expenses Before Reductions(b)	0.24%	0.25%	0.24%	0.25%	0.26%
Expenses Net of Reductions	0.19%	0.20%	0.24%	0.25%	0.26%
Portfolio Turnover Rate	48.12%	52.93%	62.37%	32.07%	28.37%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Balanced Index Strategy Fund*
(Selected data for a share of beneficial interest outstanding throughout the period indicated)

	Year Ended	July 10, 2009 to
	December 31, 2010	December 31, 2009 (a)

Net Asset Value, Beginning of Period	$11.43	$10.00
Investment Activities:
Net Investment Income/(Loss)	0.06	—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.14	1.43
Total from Investment Activities	1.20	1.43
Net Asset Value, End of Period	$12.63	$11.43
Total Return(c)(d)	10.50%	14.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$219,392	$137,067
Net Investment Income/(Loss)(e)	0.58%	(0.03)%
Expenses Before Reductions (e)(f)	0.10%	0.20%
Expenses Net of Reductions (e)	0.10%	0.20%
Portfolio Turnover Rate (d)(g)	3.61%	49.76%
*The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

Financial Highlights

AZL Growth Index Strategy Fund*
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Year Ended		July 10, 2009 to
	December 31, 2010		December 31, 2009	(a)

Net Asset Value, Beginning of Period	$11.85		$10.00
Investment Activities:
Net Investment Income/(Loss)	0.07		—	(b)
Net Realized and Unrealized Gains/(Losses) on Investments	1.52		1.85
Total from Investment Activities	1.59		1.85
Dividends to Shareholders From:
Net Investment Income	—	(b)	—	(b)
Total Dividends	—	(b)	—	(b)
Net Asset Value, End of Period	$13.44		$11.85
Total Return(c)(d)	13.42%		18.50%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000's)	$384,050		$171,361
Net Investment Income/(Loss)(e)	0.82%		—%
Expenses Before Reductions(e)(f)	0.08%		0.20%
Expenses Net of Reductions(e)	0.08%		0.20%
Portfolio Turnover Rate(d)(g)	9.15%		44.31%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a)	Period from commencement of operations.
(b)	Represents less than $0.005.
(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

The Allianz Variable Insurance Products Fund of Funds Trust ♦ Prospectus ♦ May 1, 2011

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Shareholder Reports):

Each Fund’s annual and semi-annual reports to shareholders contain additional information about the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

Your request for free documents may be made in the following ways:
Shareholder Reports and the SAI	Contact a broker or investment adviser that sells products that offer the Funds.	Contact the Funds at: 3435 Stelzer Road, Columbus, Ohio 43219 (toll-free) 1-877-833-7113	Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx (for the SAI) www.allianzlife.com/PerformanceCenter/ShareholderReports.aspx (for shareholder reports)
Proxy Voting Records	Access the Allianz Life website at: www.allianzlife.com/GetInformed/VariableInvestmentOptions.aspx

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

In Person:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By Mail:

Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

The SEC charges a fee to copy any documents.

The Trust’s Investment Company Act File No.:
811-21624